INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE - DIRECT INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended			1 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended					9 Months Ended		1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012	Apr. 02, 2013	Jan. 04, 2013	Dec. 31, 2011 MSRs Pool 1		Sep. 30, 2013 MSRs Pool 1		Dec. 31, 2012 MSRs Pool 1		Dec. 13, 2011 MSRs Pool 1	Dec. 31, 2011 MSR Pool 1 Recapture Agreement		Sep. 30, 2013 MSR Pool 1 Recapture Agreement		Dec. 31, 2012 MSR Pool 1 Recapture Agreement		Sep. 30, 2013 MSRs Pool 2		Dec. 31, 2012 MSRs Pool 2		Jun. 05, 2012 MSRs Pool 2	Sep. 30, 2013 MSR Pool 2 Recapture Agreement		Dec. 31, 2012 MSR Pool 2 Recapture Agreement		Sep. 30, 2013 MSRs Pool 3		Dec. 31, 2012 MSRs Pool 3		Sep. 30, 2013 MSR Pool 3 Recapture Agreement		Dec. 31, 2012 MSR Pool 3 Recapture Agreement		Sep. 30, 2013 MSRs Pool 4		Dec. 31, 2012 MSRs Pool 4		Sep. 30, 2013 MSR Pool 4 Recapture Agreement		Dec. 31, 2012 MSR Pool 4 Recapture Agreement		Sep. 30, 2013 MSRs Pool 5		Dec. 31, 2012 MSRs Pool 5		Sep. 30, 2013 MSR Pool 5 Recapture Agreement		Dec. 31, 2012 MSR Pool 5 Recapture Agreement		Sep. 30, 2013 MSR Pool 11 Recapture Agreement		Sep. 30, 2013 MSRs Pool 12		Sep. 23, 2013 MSRs Pool 12	Sep. 30, 2013 MSR Pool 12 Recapture Agreement		Dec. 31, 2011 MSRs		Sep. 30, 2013 MSRs		Dec. 31, 2012 MSRs		Nov. 30, 2012 MSRs
Unpaid principal balance of underlying loans								$ 4,200,000		$ 9,705,512		$ 7,171,426		$ 8,403,211									$ 8,217,751		$ 9,397,120							$ 8,066,890		$ 9,069,726						$ 5,222,892		$ 5,788,133						$ 38,315,786		$ 43,902,561								$ 5,321,060					$ 9,705,512		$ 72,315,805		$ 76,560,751		$ 13,000,000
Interest in Excess MSR									67.00%			65.00%				65.00%			65.00%				65.00%				65.00%	65.00%				65.00%				65.00%				65.00%				65.00%				80.00%				80.00%				66.70%		40.00%		40.00%	40.00%
Amortized Cost Basis										37,469	[1]	27,255	[2]	30,237	[1]		6,135	[1]	2,230	[2]	4,430	[1]	30,806	[2]	32,890	[1]		1,934	[2]	5,206	[1]	25,250	[2]	27,618	[1]	3,608	[2]	5,036	[1]	10,032	[2]	11,130	[1]	2,509	[2]	2,902	[1]	121,544	[2]	107,704	[1]	9,277	[2]	8,493	[1]	2,391	[2]	16,963	[2]		479	[2]	43,604	[1]	254,278	[2]	235,646	[1]
Carrying Value										37,637	[1]	37,907	[3]	35,974	[1]		6,334	[1]	4,629	[3]	4,936	[1]	35,592	[3]	33,935	[1]		5,882	[3]	5,387	[1]	34,063	[3]	30,474	[1]	5,231	[3]	4,960	[1]	13,743	[3]	12,149	[1]	3,446	[3]	2,887	[1]	142,387	[3]	109,682	[1]	4,779	[3]	4,652	[1]	2,391	[3]	17,032	[3]		486	[3]	43,971	[1]	307,568	[3]	245,036	[1]
Weighted average yield				2.48%	[4]					20.00%		12.50%		18.00%			20.00%		12.50%		18.00%		12.50%		17.30%			12.50%		17.30%		12.50%		17.60%		12.50%		17.60%		12.50%		17.90%		12.50%		17.90%		12.70%		17.50%		12.70%		17.50%		12.50%		16.40%			16.40%		20.00%		12.90%		17.60%
Weighted average life (years)				3 years 6 months	[4],[5]					4 years 6 months	[1]	4 years 10 months 24 days	[6]	4 years 9 months 18 days	[1]		10 years 3 months 18 days	[1]	11 years 3 months 18 days	[6]	10 years 9 months 18 days	[1]	5 years 2 months 12 days	[6]	5 years	[1]		12 years 3 months 18 days	[6]	11 years 9 months 18 days	[1]	4 years 9 months 18 days	[6]	4 years 8 months 12 days	[1]	11 years 7 months 6 days	[6]	11 years 3 months 18 days	[1]	5 years 2 months 12 days	[6]	4 years 7 months 6 days	[1]	11 years 7 months 6 days	[6]	11 years 1 month 6 days	[1]	5 years 4 months 24 days	[6]	5 years 9 months 18 days	[1]	12 years 6 months	[6]	11 years 8 months 12 days	[1]	10 years 2 months 12 days	[6]	4 years 7 months 6 days	[6]		13 years 7 months 6 days	[6]	6 years	[1]	5 years 9 months 18 days	[6]	5 years 4 months 24 days	[1]
Change in fair value of investments recorded in other income	$ 367	$ 208	$ 1,774	$ 43,899	[7]	$ 6,513	$ 9,023			$ 168	[8]	$ 4,914	[9]	$ 5,569	[8]		$ 199	[8]	$ 1,893	[9]	$ 307	[8]	$ 3,742	[9]	$ 1,045	[8]		$ 3,767	[9]	$ 181	[8]	$ 5,958	[9]	$ 2,856	[8]	$ 1,699	[9]	$ (76)	[8]	$ 2,693	[9]	$ 1,019	[8]	$ 951	[9]	$ (15)	[8]	$ 18,864	[9]	$ 1,978	[8]	$ (656)	[9]	$ (3,841)	[8]		[9]	$ 69	[9]		$ 5	[9]	$ 367	[8]	$ 43,899	[9]	$ 9,023	[8]

[1]	(C) Weighted Average Maturity represents the weighted average expected timing of the receipt of expected cash flows for this investment.
[2]	(A) The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
[3]	(B) Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
[4]	(G) The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.
[5]	(C) The weighted average life is based on the timing of expected principal reduction on the assets.
[6]	(C) Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
[7]	(A) Represents our historical consolidated statement of income for the nine months ended September 30, 2013 and year ended December 31, 2012.
[8]	(A) Based on the information provided by the loan servicer as of the most recent remittance for the respective dates.
[9]	(D) The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.